Vanguard Consumer Discretionary Index Fund
Vanguard Consumer Staples Index Fund
Vanguard Information Technology Index Fund
Vanguard Utilities Index Fund
Supplement Dated July 19, 2021, to the Prospectuses and Summary Prospectuses Dated December 22, 2020
Important Changes to Vanguard U.S. Sector Index Funds
Vanguard Consumer Discretionary Index Fund and Vanguard Consumer Staples Index Fund
Effective immediately, Nick Birkett has been named as a co-portfolio manager of Vanguard Consumer Discretionary Index Fund and Vanguard Consumer Staples Index Fund. He replaces Michael A. Johnson, who had previously co-managed the Funds, and joins Awais Khan, who will continue to co-manage the Funds. The Funds’ investment objectives, strategies, and policies remain unchanged.
Vanguard Information Technology Index Fund
Effective immediately, Nick Birkett has been named as a co-portfolio manager of Vanguard Information Technology Index Fund. He replaces Michael A. Johnson, who had previously co-managed the Fund, and joins Walter Nejman, who will continue to co-manage the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.
Vanguard Utilities Index Fund
Effective immediately, Walter Nejman has been named as a co-portfolio manager of Vanguard Utilities Index Fund. He replaces Michael A. Johnson, who had previously co-managed the Fund, and joins Awais Khan, who will continue to co-manage the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes
The following replaces Michael A. Johnson under the heading “Investment Advisor” in the Fund Summary or ETF Summary section for each of Vanguard Consumer Discretionary Index Fund, Vanguard Consumer Staples Index Fund, and Vanguard Information Technology Index Fund:
Nick Birkett, Portfolio Manager at Vanguard. He has co-managed the Fund since July 2021.
The following replaces Michael A. Johnson under the heading “Investment Advisor” in the Fund Summary or ETF Summary section for Vanguard Utilities Index Fund:
Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since July 2021.
Prospectus Text Changes
The following replaces Michael A. Johnson under the heading “Investment Advisor” in the More on the Funds or More on the Fund and ETF Shares section:
Nick Birkett, Portfolio Manager at Vanguard. He has worked in investment management since 2006; has been with Vanguard since 2017; and has co-managed the Consumer Discretionary Index, the Consumer Staples Index, and the Information Technology Index Funds since July 2021. Prior to joining Vanguard, he was at JP Morgan for 11 years, where he last held the position of Executive Director, Head of European Program Trading Risk. Education: B.S., University of Bath.
In the same section, the following replaces Walter Nejman:
Walter Nejman, Portfolio Manager at Vanguard. He has been with Vanguard since 2005; has worked in investment management since 2008; and has co-managed the Communication Services Index, Health Care Index, Industrials Index, and Information Technology Index Funds since 2015, and the Utilities Index Fund since July 2021. Education: B.A., Arcadia University; M.B.A., Villanova University.
 © 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS PMF 072021

Vanguard Mega Cap Index Fund
Vanguard Mega Cap Growth Index Fund
Vanguard Mega Cap Value Index Fund
Supplement Dated July 19, 2021, to the Prospectuses and Summary Prospectuses Dated December 22, 2020
Important Changes to the Funds
Effective immediately, Michelle Louie has been named as a co-portfolio manager of Vanguard Mega Cap Index Fund, Vanguard Mega Cap Value Index Fund, and Vanguard Mega Cap Growth Index Fund. She replaces Michael A. Johnson, who had previously co-managed the Funds, and joins Gerard C. O’Reilly, who will continue to co-manage the Funds. The Funds’ investment objectives, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
The following replaces Michael A. Johnson under the heading “Investment Advisor” in the Fund Summary or ETF Summary section for each Fund:
Michelle Louie, CFA, Portfolio Manager at Vanguard. She has co-managed the Fund since July 2021.
Prospectus Text Changes
The following replaces Michael A. Johnson under the heading “Investment Advisor” in the More on the Funds or More on the Funds and ETF Shares section for each Fund:
Michelle Louie, CFA, Portfolio Manager at Vanguard. She has been with Vanguard since 2010; has worked in investment management since 2011; has managed investment portfolios since 2016; and has co-managed the Funds since July 2021. Education: B.S., The American University; M.B.A., Georgia Institute of Technology.
 © 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS PML 072021
CFA® is a registered trademark owned by CFA Institute

Vanguard World Fund
 Supplement Dated July 19, 2021, to the Statement of Additional Information Dated December 22, 2020
Important Changes to Vanguard U.S. Sector Index Funds
Vanguard Consumer Discretionary Index Fund, and Vanguard Consumer Staples Index Fund
Effective immediately, Nick Birkett has been named as a co-portfolio manager of Vanguard Consumer Discretionary Index Fund, and Vanguard Consumer Staples Index Fund. He replaces Michael A. Johnson, who had previously co-managed the Funds, and joins Awais Khan, who will continue to co-manage the Funds. The Funds’ investment objectives, strategies, and policies remain unchanged.
Vanguard Information Technology Index Fund
Effective immediately, Nick Birkett has been named as a co-portfolio manager of Vanguard Information Technology Index Fund. He replaces Michael A. Johnson, who had previously co-managed the Fund, and joins Walter Nejman, who will continue to co-manage the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.
Vanguard Utilities Index Fund
Effective immediately, Walter Nejman has been named as a co-portfolio manager of Vanguard Utilities Index Fund. He replaces Michael A. Johnson, who had previously co-managed the Fund, and joins Awais Khan, who will continue to co-manage the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.
Important Changes to Vanguard Mega Cap Funds
Vanguard Mega Cap Index Fund, Vanguard Mega Cap Growth Index Fund, and Vanguard Mega Cap Value Index Fund
Effective immediately, Michelle Louie has been named as a co-portfolio manager of Vanguard Mega Cap Index Fund, Vanguard Mega Cap Growth Index Fund, and Vanguard Mega Cap Value Index Fund. She replaces Michael A. Johnson, who had previously co-managed the Funds, and joins Gerard C. O’Reilly, who will continue to co-manage the Funds. The Funds’ investment objectives, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following text and table replace those under the sub-heading “1. Other Accounts Managed” on page B-75:
The following table provides information relating to the other accounts managed by the portfolio managers of the Funds as of the fiscal year ended August 31, 2020 (unless otherwise noted).
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Joshua Barrickman	Registered investment companies[1]	22	$978B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Nick Birkett[2]	Registered investment companies[3]	10	$96.1B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
William Coleman	Registered investment companies[4]	54	$162B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	1	$8.6B	0	$0

Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Gerard O’Reilly	Registered investment companies[5]	18	$1.6T	0	$0
	Other pooled investment vehicles	1	$403M	0	$0
	Other accounts	0	$0	0	$0
Christine D. Franquin	Registered investment companies[6]	11	$632B	0	$0
	Other pooled investment vehicles	1	$11.1B	0	$0
	Other accounts	1	$6.6B	0	$0
Scott E. Geiger	Registered investment companies[6]	2	$22.1B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Awais Khan	Registered investment companies[7]	8	$26B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	2	$8.6B	0	$0
Michelle Louie[8]	Registered investment companies[9]	13	$1.1T	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Walter Nejman[10]	Registered investment companies[11]	54	$4.2T	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Cesar Orosco[12]	Registered investment companies[13]	7	$74B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

1 Includes Vanguard Extended Duration Treasury Index Fund which held assets of $3.4 billion as of August 31, 2020.
2 Mr. Birkett began co-managing Vanguard Consumer Discretionary Index Fund, Consumer Staples Index Fund, and Information Technology Index Fund on July 19, 2021.
3 Information provided as of May 31, 2021, and includes Vanguard Consumer Discretionary Index Fund, Consumer Staples Index Fund, and Information Technology Index Fund which collectively held assets of $63.2 billion as of May 31, 2021.
4 Includes Vanguard FTSE Social Index Fund, ESG U.S. Stock ETF, Energy Index Fund, Financials Index Fund, and Materials Index Fund which collectively held assets of $24.6 billion as of August 31, 2020.
5 Includes Vanguard FTSE Social Index Fund, Mega Cap Index Fund, Mega Cap Growth Index Fund, and Mega Cap Value Index Fund which collectively held assets of $25.9 billion as of August 31, 2020.
6 Includes Vanguard ESG International Stock ETF which held assets of $1.2 billion as of August 31, 2020.
7 Includes Vanguard Communication Services Index Fund, Consumer Discretionary Index Fund, Consumer Staples Index Fund, Energy Index Fund, and Utilities Index Fund which collectively held assets of $22.4 billion as of August 31, 2020.
8 Ms. Louie began co-managing Vanguard Mega Cap Index Fund, Mega Cap Growth Index Fund, and Mega Cap Value Index Fund on July 19, 2021.
9 Information provided as of May 31, 2021, and includes Vanguard Financials Index Fund, Health Care Index Fund, Industrials Index Fund, Materials Index Fund, Mega Cap Index Fund, Mega Cap Growth Index Fund, and Mega Cap Value Index Fund which collectively held assets of $59.2 billion as of May 31, 2021.
10 Mr. Nejman began co-managing Vanguard Utilities Index Fund on July 19, 2021.
11 Information provided as of May 31, 2021, and includes Vanguard Health Care Index Fund, Industrials Index Fund, Information Technology Index Fund, Communication Services Index Fund, and Utilities Index Fund which collectively held assets of $83.4 billion as of May 31, 2021.
12 Mr. Orosco began co-managing Vanguard U.S. Growth Fund on February 26, 2021.
13 Information provided as of October 31, 2020, and includes Vanguard U.S. Growth Fund which held assets of $37 billion as of October 31, 2020.
Within the same section, the following text replaces similar text under the sub-heading “4. Ownership of Securities” on page B-76:
As of August 31, 2020, Mr. Khan owned shares of Vanguard Energy Index Fund within the $100,001--$500,000 range. As of the same date, none of Mr. Barrickman, Mr. Coleman, Mr. O’Reilly, Ms. Franquin, or Mr. Geiger owned any shares of the Funds they managed.
As of October 31, 2020, Mr. Orosco did not own shares of Vanguard U.S. Growth Fund.
As of May 31, 2021, none of Mr. Birkett, Ms. Louie, or Mr. Nejman owned any shares of the Funds they managed.
© 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 023L 072021